Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(1,777)	(601)
Deferred tax assets and liabilities	(1,777)	(601)	$ (115)
Carrying amounts [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	19,139	29,401
Deferred tax liabilities	(20,916)	(30,002)
Deferred tax assets and liabilities	(1,777)	(601)
Carrying amounts [Member] | Intangible assets [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(20,916)	(30,002)
Deferred tax assets and liabilities	(20,916)	(30,002)
Carrying amounts [Member] | Trade and other receivables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	48
Deferred tax liabilities
Deferred tax assets and liabilities	48
Carrying amounts [Member] | Employee benefits [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	119
Deferred tax liabilities
Deferred tax assets and liabilities	119
Carrying amounts [Member] | Share Based Payments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	228	115
Deferred tax liabilities
Deferred tax assets and liabilities	228	115
Carrying amounts [Member] | Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	18,739	29,286
Deferred tax liabilities
Deferred tax assets and liabilities	18,739	29,286
Carrying amounts [Member] | Other non-current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	5
Deferred tax liabilities
Deferred tax assets and liabilities	5
Carrying amounts [Member] | Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	19,139	29,401
Deferred tax liabilities	(19,139)	(29,401)
Deferred tax assets and liabilities